Carnival Corporation & Plc Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,960	1,960
Common stock, shares issued	649	647
Treasury stock, shares	55	52
Ordinary Shares
Common stock, par value	$ 1.66	$ 1.66
Common stock, shares issued	215	215
Treasury stock, shares	33	33